Long-term liabilities	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-term liabilities

9.	Long-term liabilities
Long term liabilities consist of the following:

	2013	2012
APCo
Revolving $200,000 credit facility, revolving line of credit interest rate is equal to bankers' acceptance or LIBOR plus a variable rate as outlined in the credit facility agreement. The current rate is BA or LIBOR plus 1.75%, maturing November 16, 2015.	$124,570	$27,074
Senior Unsecured Notes: $150,000 senior unsecured notes, bearing an interest rate of 4.82% maturing February 15, 2021. The notes are interest only, payable semi-annually in arrears.	149,920	149,910
Senior Unsecured Notes: $135,000 senior unsecured notes, bearing an interest rate of 5.50% maturing July 25, 2018. The notes are interest only, payable semi-annually in arrears.	134,837	134,807
Senior Debt - Shady Oaks Wind Facility: U.S. $122,000 Chinese Development Bank Corporation loan facility, bearing an interest rate of 6 month LIBOR plus 280 basis points, maturing June 30, 2026. The facility has principal and interest payments, payable semi-annually in arrears.	129,759	—
Senior Debt - Long Sault Hydro Facility: Bonds bearing an interest rate of 10.21% maturing December 31,2027. The bonds have interest and principal payments, monthly in arrears.	37,143	38,136

	2013	2012
Senior Debt - Sanger Thermal Facility: U.S. $19,200 California Pollution Control Finance Authority Variable Rate Demand Resource Recovery Revenue Bond Series 1990A, bearing an effective interest rate determined by the remarketing agent, maturing September 15, 2020. The bond has interest only payments, payable monthly in arrears. The effective interest rate in 2013 was 1.72% (2012 – 2.29%).	20,421	19,102
Senior Debt - Chuteford Hydro Facility: Bonds bearing an interest rate of 11.6%, maturing April 1, 2020. The bond has principal and interest payments, payable monthly in arrears.	3,417	3,763
Liberty Utilities
Revolving U.S. $200,000 credit facility, revolving line of credit interest rate is equal to LIBOR plus a variable rate as outlined in the credit facility agreement. The current rate is LIBOR plus 1.25%, maturing September 30, 2018.	85,620	27,360
Senior Unsecured Notes:
Liberty Utilities Co.: U.S. $50,000, bearing an interest rate of 3.51%, maturing July 31, 2017; U.S. $115,000, bearing an interest rate of 4.49%, maturing August 1, 2022; U.S. $60,000, bearing an interest rate of 4.89%, maturing July 30, 2027; U.S. $15,000, bearing an interest rate of 4.14%, maturing March 13, 2023; U.S. $25,000, bearing an interest rate of 3.23%, maturing July 31, 2020; U.S. $75,000, bearing an interest rate of 3.86%, maturing July 31, 2023; and U.S. $25,000, bearing an interest rate of 4.26%, maturing July 31, 2028. The notes interest only payments, payable semi-annually.	388,214	223,852
Calpeco Electric System: U.S. $45,000 senior unsecured notes bearing an interest rate of 5.19%, maturing December 29, 2020 and U.S. $25,000 senior unsecured notes bearing an interest rate of 5.59%, maturing December 29, 2025. The notes are interest only payments, payable semi-annually in arrears.	74,452	69,643
Liberty Water Co: U.S. $50,000 senior unsecured notes bearing an interest rate of 5.60% maturing December 22, 2020. The note has interest only payments, payable semi-annually in arrears, until June 20, 2016 after which the note will bear semi-annual interest payments thereafter.	53,180	49,745
New England Gas System: First mortgage bonds, U.S. $6,500, bearing an interest rate of 9.44%, maturing February 15, 2020; U.S. $7,000, bearing an interest rate of 7.99%, maturing September 15, 2026; U.S. $6,000, bearing an interest rate of 7.24%, maturing December 15, 2027. The bonds have interest only payments.	25,244	—
Granite State Electric System: Senior unsecured notes, U.S. $5,000, bearing an interest rate of 7.37%, maturing November 1, 2023; U.S. $5,000, bearing an interest rate of 7.94%, maturing July 1, 2025; and, U.S. $5,000, bearing an interest rate of 7.30%, maturing June 15, 2028. The notes have interest only payments, payable semi-annually.	15,954	14,924
LPSCo Water System: 1999 and 2001 IDA Bonds bearing interest rates of 5.95% and 6.75% and maturing October 1, 2023 and October 1, 2031 respectively. The bonds have principal and interest payments, payable monthly in arrears.	11,668	11,269
Bella Vista Water System: Water Infrastructure Financing Authority of Arizona loans bearing interest rates of 6.26% and 6.10% , and maturing March 1, 2020 and December 1, 2017, respectively. The loans have principal and interest payments, payable monthly and quarterly in arrears.	1,189	1,241
	$1,255,588	$770,826
Less: current portion	(8,339)	(1,768)
	$1,247,249	$769,058

9.	Long-term liabilities (continued)
Certain long-term debt issued at a subsidiary level relating to a specific operating facility is secured by the respective facility with no other recourse to APUC, APCo or Liberty Utilities. The loans have certain financial covenants, which must be maintained on a quarterly basis. Noncompliance with the covenants could restrict cash distributions/dividends to APUC, APCo and Liberty Utilities from the specific facilities.

APCo
Subsequent to year-end on January 17, 2014, APCo issued $200,000 senior unsecured debentures bearing interest at 4.65% and with a maturity date of February 15, 2022. The debentures were sold at a price of $99.864 per $100.00 principal amount. Interest payments will be payable on February 15 and August 15 each year, commencing on February 15, 2014. APCo incurred deferred financing costs of $940, which are being amortized to interest expense over the term of the loan using the effective interest rate method. Concurrent with the offering, APCo entered into a cross currency swap, coterminous with the debentures, to economically convert the Canadian dollar denominated offering into U.S. dollars. APCo designated the entire notional amount of the cross currency fixed for fixed interest rate swap and related short-term USD payables created by the monthly accruals of the swap settlement as a hedge of the foreign currency exposure of its net investment in APCo’s U.S. operations. The gain or loss related to the fair value changes of the swap and the related foreign currency gains and losses on the USD accruals that are designated as, and are effective as, an economic hedge of the net investment in a foreign operation will be reported in the same manner as the translation adjustment (in other comprehensive income) related to the net investment.
Effective January 1, 2013, concurrent with the acquisition of Shady Oaks Wind Facility (note 3(e)), APCo assumed existing long-term debt of approximately U.S. $150,000. Principal of U.S. $28,000 was repaid during the year and another portion of U.S. $40,000 was paid subsequent to year-end on February 10, 2014 leaving a balance of U.S. $82,000 outstanding at that date. The semi-annual principal repayment schedule for the following 12.5 years ranges from U.S., $3,000 to U.S. $6,000 with a final repayment in 2026. This debt may be repaid in whole or in part at any time without penalty.
On December 3, 2012, APCo issued $150,000 senior unsecured debentures bearing interest at 4.82% and with a maturity date of February 15, 2021. The debentures were sold at a price of $99.94 per $100.00 principal amount. Interest payments are payable on February 15 and August 15 each year. APCo incurred deferred financing costs of $1,057, which are being amortized to interest expense over the term of the loan using the effective interest rate method. Concurrent with the offering, APCo entered into a cross currency swap, coterminous with the debentures, to economically convert the Canadian dollar denominated offering into U.S. dollars (note 26(b)(iii)).
In 2012, APCo increased the maximum availability under its senior credit facility from $120,000 to $200,000 to meet future working capital needs. In addition, the bank syndicate agreed to release its security previously held over certain APCo entities, such that the facility is now fully unsecured. The facility has a maturity date of November 16, 2015.

Liberty Utilities
On December 20, 2013, in connection with the acquisition of New England Gas System, Liberty Utilities assumed first mortgage bonds of U.S. $6,000, bearing an interest rate of 7.24%, maturing December 15, 2027; U.S. $7,000, bearing an interest rate of 7.99%, maturing September 15, 2026; and, U.S. $6,500, bearing an interest rate of 9.44%, maturing Feb 15, 2020.
On September 30, 2013, Liberty Utilities increased the maximum availability under its revolving credit facility from U.S. $100,000 to $200,000 to meet future working capital requirements and allow for greater financial flexibility. The facility has a maturity date of September 30, 2018.
On July 31, 2013, Liberty Utilities issued U.S. $125,000 of senior unsecured notes through a private placement in three tranches: U.S. $25,000, bearing an interest rate of 3.23%, maturing July 31, 2020; U.S. $75,000, bearing an interest rate of 3.86%, maturing July 31, 2023; and, U.S. $25,000, bearing an interest rate of 4.26%, maturing July 31, 2028.  The proceeds from the private placement financing were used to fund a portion of the acquisition of the Peach State Gas System (note 3(c)).
On March 14, 2013 Liberty Utilities issued U.S. $15,000 of senior unsecured notes through a private placement in connection with the acquisition of the Pine Bluff Water System (note 3(d)). The notes bear interest at 4.14% and mature March 13, 2023.

9.	Long-term liabilities (continued)

Liberty Utilities (continued)
In July 2012, Liberty Utilities issued U.S. $225,000 of senior unsecured notes through a private placement in three tranches: U.S. $50,000, bearing an interest rate of 3.51%, maturing July 31, 2017; U.S. $115,000, bearing an interest rate of 4.49%, maturing August 1, 2022; and, U.S. $60,000, bearing an interest rate of 4.89%, maturing July 30, 2027. The notes are interest only, payable semi-annually. Liberty Utilities incurred deferred financing costs of $2,663, which are being amortized to interest expense over the term of the loan using the effective interest rate method. Liberty Utilities used the proceeds of the private placement financing to fund a portion of the acquisition of the New Hampshire Electric and Gas Systems and Midwest Gas System.
On July 3, 2012, in connection with the acquisition of Granite State Electric System, Liberty Utilities assumed senior unsecured long-term notes of U.S. $5,000, bearing an interest rate of 7.37%, maturing November 1, 2023; U.S. $5,000, bearing an interest rate of 7.94%, maturing July 1, 2025; and, U.S. $5,000, bearing an interest rate of 7.30%, maturing June 15, 2028.

APUC
On November 19, 2013, APUC increased the maximum availability under its revolving credit facility from U.S. $30,000 to $65,000. The credit facility will be used for general corporate purposes and has a maturity date of November 19, 2016. As at December 31, 2013 and 2012, no amounts were outstanding under this facility.
As of December 31, 2013, the Company had accrued $14,057 in interest expense (2012 - $4,482). Interest paid on the long-term liabilities in 2013 was $49,746 (2012 - $20,671).
Principal payments due in the next five years and thereafter are:

	2014	2015	2016	2017	2018	Thereafter	Total
APCo	$7,864	$132,508	$8,212	$10,540	$10,767	$430,176	$600,067
Liberty Utilities	475	504	5,852	59,075	91,524	498,091	655,521
Total	$8,339	$133,012	$14,064	$69,615	$102,291	$928,267	$1,255,588